SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS (Details)		3 Months Ended		12 Months Ended
	Mar. 10, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate		2.38%
Expected volatility		69.83%
Expected life		5 years	5 years
Expected dividend yield		0.00%	0.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.28%	2.17%
Expected volatility	150.88%	98.41%
Expected life	2 years	11 months 15 days
Expected dividend yield	0.00%	0.00%		0.00%